Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Summarised financial information for the group's share of equity accounted investments which are not material
Share of profits of equity accounted investments, net of tax	R 1,443	R 1,071	R 509
Capital commitments and relating to equity accounted investments
Total capital commitments	63,276	90,736	R 137,286
Investments Accounted for Using Equity Method
Capital commitments and relating to equity accounted investments
Authorised and contracted for	536	292
Authorised but not yet contracted for	623	573
Capital commitments cumulative expenditure	(266)	(281)
Total capital commitments	893	584
Immaterial equity accounted investments
Summarised financial information for the group's share of equity accounted investments which are not material
Operating profit	419	449
Profit before tax	427	464
Taxation	(152)	(232)
Share of profits of equity accounted investments, net of tax	R 275	R 232